Other assets	12 Months Ended
Dec. 31, 2018
Other assets
Other assets

17. Other assets

The breakdown of Other assets is as follows:

	12/31/2017	12/31/2018

Credit card operating balances	1,597	2,192
Insurance commission receivables	1,053	1,108
Prepayments	793	630
Other	5,666	3,233
	9,109	7,163

The following is a breakdown by maturity of Other assets which are measured at amortized cost as of December 31, 2018:

	Current	More than 30 days less than 60	More than 60 days less than 90	More than 90 days	Total

Other assets

Credit card operating balances	1,187	16	78	911	2,192
Insurance commission receivables	20	9	39	1,040	1,108
Prepaid expenses	381	38	13	198	630
Other	2,894	400	91	653	4,038

Expected credit loss rate	3%	7%	40%	20%
Gross carrying amount	4,482	463	221	2,802	7,968
Lifetime expected credit losses	(126)	(33)	(90)	(556)	(805)

Balances at December 31, 2018	4,356	430	131	2,246	7,163